Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related party transactions
6.	Related party transactions

Related parties are natural persons or companies that can be influenced by the reporting entity, that can exert an influence on the reporting entity or that are under the influence of another related party of the reporting entity. Transactions between related parties mainly include loans, leases, and management services. All business transactions, receivables and liabilities with related parties existing at the reporting date result from ordinary business activities and are conducted at arm’s length.

Note 1 provides information about ADSE’s structure, including details of the shareholders, subsidiaries, and entities with significant influence on ADSE.

The following table provides the total amount of transactions that have been entered into with related parties for the relevant financial year.

	2025
kEUR	Sales of goods and services	Purchase of goods and services	Other income	Other expense	Interest expense
Transactions with shareholders	1,014	-	-	-56	-8,419
Transactions with affiliated companies	21	-2,420	-	-4,413	-56
Transactions with associated companies	532	-146	-	-179	-
Total	1,566	-2,566	-	-4,648	-8,475

Transactions with shareholders in 2025 comprise agreements with ADSH, Robert Bosch GmbH, Bosch Thermotechnik GmbH, Svelland, and other shareholders. Transactions with affiliates include transactions with subsidiaries of the shareholders. Transactions with associated companies include sales to AW Connectivity Platform GmbH, enesto GmbH and Polar EV Charge & Storage AB and its subsidiaries.

The shares in Polar EV Charge & Storage AB were sold on 24 October 2025 without any material financial effects.

	2024
kEUR	Sales of goods and services	Purchase of goods and services	Other income	Other expense	Interest expense
Transactions with shareholders	11,066	-	-	-61	-10,919
Transactions with affiliated companies	76	-11,016	107	-4,507	-354
Transactions with associated companies	390	-111	-	-201	-
Total	11,531	-11,127	107	-4,769	-11,273

Transactions with shareholders in 2024 comprise agreements with ADSH, Robert Bosch GmbH, Bosch Thermotechnik GmbH, Lucerne Capital Master Fund, and other shareholders. Transactions with affiliates include transaction with subsidiaries of the shareholders. Transactions with associated companies include sales to AW Connectivity Platform GmbH, enesto GmbH and Polar EV Charge & Storage AB and subsidiaries.

	2023
kEUR	Sales of goods and services	Purchase of goods and services	Other income	Other expense	Interest expense
Transactions with shareholders	2,651	-	-	-122	-2,784
Transactions with affiliated companies	2,644	-9,616	-	-4,688	-63
Transactions with associated companies	7,707	-94	-	-122	-
Total	13,003	-9,710	-	-4,932	-2,847

Transactions with shareholders in 2023 comprise agreements with ADSH, Robert Bosch GmbH, Bosch Thermotechnik GmbH, Lucerne Capital Master Fund, and other shareholders. Transactions with affiliates include transaction with subsidiaries of the shareholders. Transactions with associated companies include sales to AW Connectivity Platform GmbH and Polar EV Charge & Storage AB and subsidiaries.

Other expenses

Other expenses mainly include the administration fees of kEUR 3,407 (2024: kEUR 3,466, 2023: kEUR 2,741) paid to ads-tec Administration GmbH and development costs of kEUR 48 (2024: kEUR 114, 2023: kEUR 246) paid to ads-tec Industrial IT GmbH.

Interest expenses

Interest expenses include the interest expense of kEUR 11,558 from the shareholder loans granted in the financial year 2025 and 2024 (2024: kEUR 10,919). This amount represents the effective interest on the shareholder loan considering warrants and transaction cost.

The table below provides an overview of significant account balances and transactions from such relationships.

Receivables and liabilities

Receivables from affiliated companies amounted to kEUR 0 as of December 31, 2025 (December 31, 2024: kEUR 550 from prepayments to ads-tec Industrial IT GmbH).

Liabilities to shareholders mainly include shareholder loans granted in the financial year 2025 and 2024 in the amount of kEUR 5,623 (December 31, 2024: kEUR 13,333). Please refer to note 4.2.9 regarding warrants issued together with certain shareholder loans and note 4.2.13.

Liabilities to affiliated companies mainly comprise a liability to ads-tec Industrial IT GmbH in the amount of kEUR 808 (December 31, 2024: kEUR 1,700) and a liability to ads-tec Administration GmbH in the amount of kEUR 875 (December 31, 2024: kEUR 771).

	Dec. 31, 2025		Dec. 31, 2024
kEUR	Receivables	Liabilities	Receivables	Liabilities
Transactions with shareholders	160	5,010	777	13,333
Transactions with affiliated companies	3	1,864	712	1,863
Transactions with associated companies	-	139	347	123
Total	163	7,013	1,836	15,319

Transactions with shareholders comprise agreements with ADSH, Robert Bosch GmbH, Bosch Thermotechnik GmbH, Svelland, and other shareholders. Transactions with affiliates include transaction with subsidiaries of the shareholders. Transactions with associated companies include transactions with AW Connectivity Platform GmbH, Polar EV Charge & Storage AB and enesto GmbH.

Key management personnel compensation

As of December 31, 2025, key management is represented by the following people:

Key management personnel	Role
Joseph Brancato	Director
Thomas Speidel	Chief Executive Officer and Director
Kurt Lauk, PhD	Director (Chairman)
Sonja Harms, PhD	Director
Andreas Fabritius, PhD	Director
Alwin Epple	Director
Torsten Klee (since October 2025)	Chief Financial Officer
Stefan Berndt-von Bülow (until September 2025)	Chief Financial Officer
Michael Rudloff	Chief Operating Officer
Sebastian Schypulla	Chief Purchase and Logistics Officer
Hakan Konyar (until December 2025)	Chief Production Officer

Key management personnel compensation comprised the following:

kEUR	2025	2024	2023
Short-term employee benefits	1,891	1,800	2,001
Termination benefits	227	-	-
Share-based payments	2,121	3,310	1,509
Total	4,239	5,110	3,510

Short term employee benefits include salary, company cars, training, and other benefits. Share-based payments include expenses for restricted stock units and non-qualified stock options (see note 4.3).

Share-based payments in 2024 include an amount of kEUR 487 for restricted stock units that were granted to the former directors Salina Love, K.R. Kent and Bazmi Husain for services they had rendered until their termination in September 2023 and that have vested in 2024.